Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of leases

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	24,508,899	15,584,430	10,619,493
Short-term lease expense	638,012	112,265	447,281
Total lease expense	25,146,911	15,696,695	11,066,774

	As of	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	15,816,035	7,900,307
Current portion of lease liabilities	11,457,877	6,702,853
Non-current portion of lease liabilities	4,222,724	1,306,423
Total operating lease liabilities	15,680,601	8,009,276
Weighted-average remaining lease term (in years) – operating leases	1.36	1.21
Weighted-average discount rate – operating leases	4.51%	3.59%

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash paid for operating leases	13,667,004	10,831,900
Lease liabilities arising from obtaining right-of-use assets	18,512,505	5,784,701

Summary of future minimum lease payments under non-cancellable operating lease agreements

As of December 31, 2025, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2026	6,806,601
2027	1,326,031
2028 and thereafter	—
Total undiscounted cash flows	8,132,632
Less: imputed interest	123,356
Total	8,009,276

Lease liabilities due within one year	6,702,853
Lease liabilities due after one year	1,306,423